Benefit Plans And Obligations For Termination Indemnity (Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year		$ 510,130	$ 566,786
Service cost		1,950	10,200	$ 5,578
Interest cost		25,851	24,605	29,429
Exchange rate differences		31,286	(251)
Actuarial (gain) losses		(16,342)	(56,174)
Benefits paid		30,555	35,036
Effect of curtailment		(273,937)	0
Benefit obligation at end of year	$ 248,383	248,383	510,130	566,786
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans’ assets at beginning of year		301,816	290,008
Benefit assets related to acquired companies		0	203
Actual return on Plans’ assets (net of expenses)		27,116	21,287
Employer contribution		1,184	6,719
Benefits paid		18,537	16,401
Exchange rate differences		1,195	0
Assets transferred to defined contribution plan	30,526	(30,526)	0
Effect of settlement commitment		(273,937)	0
Fair value of Plans’ assets at end of year	8,311	8,311	301,816	290,008
Funded status	(240,074)	(240,074)	(208,316)
Unrecognized net actuarial loss	(68,944)	(68,944)	(117,865)
Net amount recognized	(309,018)	(309,018)	(326,181)
Accrued benefit liability, current	(35,273)	(35,273)	(38,200)
Accrued benefit liability, non-current	(204,801)	(204,801)	(170,116)
Accumulated other comprehensive income (loss), pre-tax	(68,944)	(68,944)	(117,865)
Retiree Medical Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year		1,239	1,231
Service cost		109	128
Interest cost		66	58
Actuarial (gain) losses		88	(148)
Benefits paid		23	39
Employee contribution		5	9
Benefit obligation at end of year	1,484	1,484	1,239	$ 1,231
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans’ assets at beginning of year		0
Employer contribution		19	31
Employee contribution		4	8
Benefits paid		23	39
Fair value of Plans’ assets at end of year	0	0	0
Funded status	(1,484)	(1,484)	(1,238)
Unrecognized net actuarial loss	(1,380)	(1,380)	(1,626)
Net amount recognized	(2,864)	(2,864)	(2,864)
Accrued benefit liability, current	(109)	(109)	(61)
Accrued benefit liability, non-current	(1,375)	(1,375)	(1,177)
Accumulated other comprehensive income (loss), pre-tax	$ (1,380)	$ (1,380)	$ (1,626)